Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred federal and state:
Total deferred federal and state	$ 58,965	$ 68,719	$ 48,893
Deferred ITC, net	(729)	(838)	(861)
Total deferred income tax expense	58,236	67,881	48,032
Property-related Items [Member]
Deferred federal and state:
Total deferred federal and state	44,516	76,217	65,931
Purchased Gas Cost Adjustments [Member]
Deferred federal and state:
Total deferred federal and state	8,500	361	(32,993)
Employee Benefits [Member]
Deferred federal and state:
Total deferred federal and state	(2,517)	(1,327)	623
Regulatory Adjustments [Member]
Deferred federal and state:
Total deferred federal and state	14,401	6,322	1,545
All Other Deferred [Member]
Deferred federal and state:
Total deferred federal and state	(5,935)	(12,854)	13,787
Southwest Gas Corporation [Member]
Deferred federal and state:
Total deferred federal and state	62,126	66,607	52,198
Deferred ITC, net	(729)	(838)	(861)
Total deferred income tax expense	61,397	65,769	51,337
Southwest Gas Corporation [Member] | Property-related Items [Member]
Deferred federal and state:
Total deferred federal and state	49,129	72,811	68,105
Southwest Gas Corporation [Member] | Purchased Gas Cost Adjustments [Member]
Deferred federal and state:
Total deferred federal and state	8,500	361	(32,993)
Southwest Gas Corporation [Member] | Employee Benefits [Member]
Deferred federal and state:
Total deferred federal and state	(5,707)	(139)	(4,795)
Southwest Gas Corporation [Member] | Regulatory Adjustments [Member]
Deferred federal and state:
Total deferred federal and state	14,401	6,322	1,545
Southwest Gas Corporation [Member] | All Other Deferred [Member]
Deferred federal and state:
Total deferred federal and state	$ (4,197)	$ (12,748)	$ 20,336